Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	Year ended Dec 31, 2023	Year ended Dec 31, 2022
	(Audited)	(Audited)
Cash at bank	$32,460	$57,342
Fixed deposit with licensed bank	$17,423	$18,128
Total cash and cash equivalents	$49,883	$75,470